Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	Calvert Management Series
Central Index Key	0000319676
Amendment Flag	false
Document Creation Date	Apr. 13, 2017
Document Effective Date	Apr. 13, 2017
Prospectus Date	Apr. 13, 2017
CALVERT UNCONSTRAINED BOND FUND | CLASS A
Risk/Return:
Trading Symbol	CUBAX
CALVERT UNCONSTRAINED BOND FUND | CLASS C
Risk/Return:
Trading Symbol	CUBCX
CALVERT UNCONSTRAINED BOND FUND | CLASS Y
Risk/Return:
Trading Symbol	CUBYX
CALVERT UNCONSTRAINED BOND FUND | CLASS I
Risk/Return:
Trading Symbol	CUBIX